Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Note 3: Goodwill and intangible assets
The majority of our intangible assets consist of assets acquired through the 2017 acquisition of
DDI-US.
There were no changes to the carrying value of goodwill during the years 2019-2021. The components of our other intangible assets were as follows (in thousands):

		December 31, 2021			December 31, 2020
Asset Description	Useful life	Gross amount	Accum. Amort	Net Amount	Gross amount	Accum. Amort	Net Amount
Trademarks	indefinite	$50,000	$—	$50,000	$50,000	$—	$50,000
Customer relationships	4 years	75,000	(75,000)	—	75,000	(67,187)	7,813
Purchased technology	5 years	45,423	(41,811)	3,612	45,423	(33,149)	12,274
Development costs	3 years	9,486	(9,486)	—	9,486	(8,434)	1,052
Software	4 years	2,463	(2,396)	67	2,406	(2,181)	225

Total		$182,372	$(128,693)	$53,679	$182,315	$(110,951)$	71,364

On January 1, 2019, we determined, based on a strategic decision to sunset certain games within our game portfolio, to change the useful life of our development costs from 5 years to 3 years. This change in estimate resulted in incremental amortization expense of $2.8 million in 2019.
Amortization expense for the years ended December 31, 2021, 2020 and 2019 totaled $17.7 million, $31.3 million, and $33.1 million respectively.
Estimated amortization expense for the years ending December 31, 2022 through 2026 is as follows (in thousands):

Year	Expense
2022	$3,679
2023	0
2024	0
2025	0
2026	0